Cover Page Document	May 10, 2021	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2021
Entity Registrant Name	NanoString Technologies, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35980
Entity Tax Identification Number		20-0094687
Entity Address, Address Line One	530 Fairview Avenue North
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	206
Local Phone Number	378-6266
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		NSTG
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0001401708